GOODWILL (Details)	12 Months Ended
	Dec. 31, 2014 USD ($) Unit	Dec. 31, 2014 CNY Unit	Dec. 31, 2013 CNY	Dec. 31, 2014 Home Inns Beijing [Member] CNY	Dec. 31, 2013 Home Inns Beijing [Member] CNY	Dec. 31, 2014 Top Star Hotel Chain [Member] CNY	Dec. 31, 2013 Top Star Hotel Chain [Member] CNY	Dec. 31, 2014 Motel 168 [Member] CNY	Dec. 31, 2013 Motel 168 [Member] CNY	Dec. 31, 2014 Fairyland [Member] CNY	May 01, 2014 Fairyland [Member] CNY	Dec. 31, 2013 Fairyland [Member] CNY	Dec. 31, 2014 Other acquisitions [Member] CNY	Dec. 31, 2013 Other acquisitions [Member] CNY
Goodwill [Line Items]
Goodwill	$ 374,438,000	2,323,241,000	2,254,631,000	137,072,000	137,072,000	191,368,000	191,368,000	1,806,846,000	1,806,846,000	68,610,000	68,610,000	0	119,345,000	119,345,000
Number of reporting unit	1	1
Goodwill acquired expected to be deductible for income tax purposes		0